Schedule of property plant and equipment (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Property, Plant and Equipment [Line Items]
Total	$ 314,706	$ 429,951	$ 388,227	$ 310,873
Accumulated depreciation	(268,078)	(366,248)	(309,959)	(275,511)
Loss of disposal of property and equipment			453
Property and equipment, net	46,628	63,703	78,721	35,362
Office Furniture and Fittings [Member]
Property, Plant and Equipment [Line Items]
Total	28,365	38,753	166,901	150,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	278,214	380,096	211,066	151,141
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 8,126	$ 11,102	$ 10,260	$ 9,732